American Funds Insurance Series - Portfolio Series®
American Funds Global Growth Portfolio
Investment portfolio
March 31, 2020
unaudited
Growth funds 70.11%	Shares	Value (000)
American Funds Insurance Series - Global Growth Fund, Class 1	496,070	$13,538
American Funds Insurance Series - New World Fund, Class 1	451,888	8,983
American Funds Insurance Series - Growth Fund, Class 1	64,254	4,545
American Funds Insurance Series - Global Small Capitalization Fund, Class 1	223,331	4,480
Total growth funds (cost: $33,867,000)		31,546
Growth-and-income funds 29.98%
American Funds Insurance Series - Global Growth and Income Fund, Class 1	1,136,452	13,490
Total growth-and-income funds (cost: $16,253,000)		13,490
Total investment securities 100.09% (cost: $50,120,000)		45,036
Other assets less liabilities (0.09)%		(42)
Net assets 100.00%		$44,994
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the three months ended March 31, 2020, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized (loss) gain (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 3/31/2020 (000)
Growth funds 70.11%
American Funds Insurance Series - Global Growth Fund, Class 1	501,745	27,900	33,575	496,070	$(184)	$(2,626)	$—	$13,538
American Funds Insurance Series - New World Fund, Class 1	420,394	36,945	5,451	451,888	(2)	(2,683)	—	8,983
American Funds Insurance Series - Growth Fund, Class 1	66,914	2,305	4,965	64,254	(19)	(686)	—	4,545
American Funds Insurance Series - Global Small Capitalization Fund, Class 1	203,535	24,334	4,538	223,331	1	(1,455)	—	4,480
								31,546
Growth-and-income funds 29.98%
American Funds Insurance Series - Global Growth and Income Fund, Class 1	1,026,415	127,785	17,748	1,136,452	(21)	(4,484)	—	13,490
Total 100.09%					$(225)	$(11,934)	$—	$45,036
American Funds Insurance Series — Portfolio Series — American Funds Global Growth Portfolio — Page 1 of 10

American Funds Growth and Income Portfolio
Investment portfolio
March 31, 2020
unaudited
Growth funds 14.31%	Shares	Value (000)
American Funds Insurance Series - Growth Fund, Class 1	469,905	$33,236
Total growth funds (cost: $33,693,000)		33,236
Growth-and-income funds 28.23%
American Funds Insurance Series - Growth-Income Fund, Class 1	1,093,996	44,536
American Funds Insurance Series - Global Growth and Income Fund, Class 1	1,771,087	21,023
Total growth-and-income funds (cost: $76,136,000)		65,559
Equity-income and Balanced funds 24.31%
American Funds Insurance Series - Capital Income Builder, Series 1	6,238,857	56,462
Total equity-income and balanced funds (cost: $62,119,000)		56,462
Fixed income funds 33.02%
American Funds Insurance Series - Bond Fund, Class 1	4,457,170	50,767
American Funds Insurance Series - Global Bond Fund, Class 1	2,200,960	25,928
Total fixed income funds (cost: $74,414,000)		76,695
Total investment securities 99.87% (cost: $246,362,000)		231,952
Other assets less liabilities 0.13%		294
Net assets 100.00%		$232,246
American Funds Insurance Series — Portfolio Series — American Funds Growth and Income Portfolio — Page 2 of 10

unaudited
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the three months ended March 31, 2020, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Dividend income (000)	Value of affiliates at 3/31/2020 (000)
Growth funds 14.31%
American Funds Insurance Series - Growth Fund, Class 1	474,591	2,104	6,790	469,905	$38	$(4,929)	$—	$33,236
Growth-and-income funds 28.23%
American Funds Insurance Series - Growth-Income Fund, Class 1	1,013,452	82,037	1,493	1,093,996	4	(10,466)	—	44,536
American Funds Insurance Series - Global Growth and Income Fund, Class 1	1,614,347	160,210	3,470	1,771,087	—	(6,835)	—	21,023
								65,559
Equity-income and Balanced funds 24.31%
American Funds Insurance Series - Capital Income Builder, Class 1	5,986,989	251,868	—	6,238,857	—	(10,502)	499	56,462
Fixed income funds 33.02%
American Funds Insurance Series - Bond Fund, Class 1	4,595,645	167,391	305,866	4,457,170	(50)	1,018	—	50,767
American Funds Insurance Series - Global Bond Fund, Class 1	2,120,840	80,120	—	2,200,960	—	(752)	—	25,928
								76,695
Total 99.87%					$(8)	$(32,466)	$499	$231,952
American Funds Insurance Series — Portfolio Series — American Funds Growth and Income Portfolio — Page 3 of 10

American Funds Managed Risk Growth Portfolio
Investment portfolio
March 31, 2020
unaudited
Growth funds 44.83%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	4,779,179	$338,032
American Funds Insurance Series – International Fund, Class 1	8,641,062	136,010
American Funds Insurance Series – Global Small Capitalization Fund, Class 1	6,748,456	135,374
Total growth funds (cost: $655,329,000)		609,416
Growth-and-income funds 29.76%
American Funds Insurance Series – Growth-Income Fund, Class 1	6,629,089	269,870
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	12,962,841	134,684
Total growth-and-income funds (cost: $468,258,000)		404,554
Fixed income funds 8.98%
American Funds Insurance Series – Bond Fund, Class 1	10,715,487	122,050
Total fixed income funds (cost: $116,701,000)		122,050
Short-term securities 7.93%
Government Cash Management Fund 0.29%[1]	107,809,420	107,809
Total short-term securities (cost: $107,809,000)		107,809
Total investment securities 91.50% (cost: $1,348,097,000)		1,243,829
Other assets less liabilities 8.50%		115,485
Net assets 100.00%		$1,359,314
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 3/31/2020[3] (000)	Unrealized appreciation (depreciation) at 3/31/2020 (000)
5 Year U.S. Treasury Note Futures	Long	6,220	June 2020	$622,000	$779,735	$4,263
FTSE 100 Index Contracts	Short	548	June 2020	£(5)	(37,966)	(3,794)
S&P Mid 400 E-mini Index Contracts	Short	138	June 2020	$(14)	(19,841)	(609)
Euro Stoxx 50 Index Contracts	Short	1,858	June 2020	€(19)	(55,359)	(7,440)
Russell 2000 Mini Index Contracts	Short	569	June 2020	$(28)	(32,649)	(735)
Mini MSCI Emerging Market Index Contracts	Short	1,677	June 2020	(84)	(70,677)	(1,618)
Nikkei 225 Index Contracts	Short	145	June 2020	¥(145)	(25,313)	(1,549)
S&P 500 E-mini Index Contracts	Short	3,820	June 2020	$(191)	(490,813)	(9,985)
British Pound Currency Contracts	Short	495	June 2020	£(30,938)	(38,536)	421
Euro Currency Contracts	Short	417	June 2020	€(52,125)	(57,596)	839
Japanese Yen Currency Contracts	Short	212	June 2020	¥(2,650,000)	(24,697)	61
						$(20,146)
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Growth Portfolio — Page 4 of 10

unaudited
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the three months ended March 31, 2020, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 3/31/2020 (000)
Growth funds 44.83%
American Funds Insurance Series – Growth Fund, Class 1	4,544,435	1,133,720	898,976	4,779,179	$2,557	$(51,630)	$—	$338,032
American Funds Insurance Series – International Fund, Class 1	7,062,821	2,306,194	727,953	8,641,062	(2,227)	(36,155)	—	136,010
American Funds Insurance Series – Global Small Capitalization Fund, Class 1	5,511,249	1,973,279	736,072	6,748,456	(2,762)	(35,941)	—	135,374
								609,416
Growth-and-income funds 29.76%
American Funds Insurance Series – Growth-Income Fund, Class 1	5,844,466	1,787,609	1,002,986	6,629,089	(5,693)	(56,572)	—	269,870
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	10,870,297	3,371,736	1,279,192	12,962,841	(3,305)	(33,061)	—	134,684
								404,554
Fixed income funds 8.98%
American Funds Insurance Series – Bond Fund, Class 1	26,459,809	924,094	16,668,416	10,715,487	6,002	(1,867)	—	122,050
Total 83.57%					$(5,428)	$(215,226)	$—	$1,136,020
[1]	Rate represents the seven-day yield at 3/31/2020.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
Key to symbols
£ = British pounds
€ = Euros
¥ = Japanese yen
$ = U.S. dollars
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Growth Portfolio — Page 5 of 10

American Funds Managed Risk Growth and Income Portfolio
Investment portfolio
March 31, 2020
unaudited
Growth funds 14.88%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	2,439,800	$172,567
Total growth funds (cost: $176,865,000)		172,567
Growth-and-income funds 39.76%
American Funds Insurance Series – Growth-Income Fund, Class 1	5,667,323	230,717
American Funds Insurance Series – Global Growth and Income Fund, Class 1	19,417,411	230,485
Total growth-and-income funds (cost: $525,145,000)		461,202
Equity-income and Balanced funds 25.08%
American Funds Insurance Series – Capital Income Builder Fund, Class 1	32,141,204	290,878
Total equity-income and balanced funds (cost: $316,154,000)		290,878
Fixed income funds 4.91%
American Funds Insurance Series – Bond Fund, Class 1	2,509,033	28,578
American Funds Insurance Series – Global Bond Fund, Class 1	2,413,445	28,430
Total fixed income funds (cost: $56,086,000)		57,008
Short-term securities 7.30%
Government Cash Management Fund 0.29%[1]	84,667,950	84,668
Total short-term securities (cost: $84,668,000)		84,668
Total investment securities 91.93% (cost: $1,158,918,000)		1,066,323
Other assets less liabilities 8.07%		93,603
Net assets 100.00%		$1,159,926
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 3/31/2020[3] (000)	Unrealized appreciation (depreciation) at 3/31/2020 (000)
5 Year U.S. Treasury Note Futures	Long	5,021	June 2020	$502,100	$629,429	$2,876
S&P Mid 400 E-mini Index Contracts	Short	68	June 2020	(7)	(9,777)	(323)
FTSE 100 Index Contracts	Short	821	June 2020	£(8)	(56,880)	(5,590)
Russell 2000 Mini Index Contracts	Short	227	June 2020	$(12)	(13,025)	(305)
Euro Stoxx 50 Index Contracts	Short	2,464	June 2020	€(25)	(73,415)	(9,438)
Mini MSCI Emerging Market Index Contracts	Short	1,206	June 2020	$(60)	(50,827)	(1,078)
Nikkei 225 Index Contracts	Short	93	June 2020	¥(93)	(16,235)	(1,080)
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Growth and Income Portfolio — Page 6 of 10

unaudited
Futures contracts  (continued)

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 3/31/2020[3] (000)	Unrealized appreciation (depreciation) at 3/31/2020 (000)
S&P 500 E-mini Index Contracts	Short	2,881	June 2020	$(144)	$(370,165)	$(7,729)
British Pound Currency Contracts	Short	756	June 2020	£(47,250)	(58,855)	790
Euro Currency Contracts	Short	538	June 2020	€(67,250)	(74,308)	1,289
Japanese Yen Currency Contracts	Short	140	June 2020	¥(1,750,000)	(16,309)	90
						$(20,498)
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the three months ended March 31, 2020, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 3/31/2020 (000)
Growth funds 14.88%
American Funds Insurance Series – Growth Fund, Class 1	2,426,184	518,605	504,989	2,439,800	$3,760	$(28,732)	$—	$172,567
Growth-and-income funds 39.76%
American Funds Insurance Series – Growth-Income Fund, Class 1	5,175,228	1,264,467	772,372	5,667,323	(4,125)	(49,921)	—	230,717
American Funds Insurance Series – Global Growth and Income Fund, Class 1	16,522,951	5,556,156	2,661,696	19,417,411	(1,793)	(69,568)	—	230,485
								461,202
Equity-income and Balanced funds 25.08%
American Funds Insurance Series – Capital Income Builder Fund, Class 1	30,554,859	4,670,756	3,084,411	32,141,204	(1,167)	(50,979)	2,591	290,878
Fixed income funds 4.91%
American Funds Insurance Series – Bond Fund, Class 1	8,779,705	113,928	6,384,600	2,509,033	2,233	(1,079)	—	28,578
American Funds Insurance Series – Global Bond Fund, Class 1	8,110,354	200,233	5,897,142	2,413,445	852	(3,200)	—	28,430
								57,008
Total 84.63%					$(240)	$(203,479)	$2,591	$981,655
[1]	Rate represents the seven-day yield at 3/31/2020.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
Key to symbols
£ = British pounds
€ = Euros
¥ = Japanese yen
$ = U.S. dollars
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Growth and Income Portfolio — Page 7 of 10

American Funds Managed Risk Global Allocation Portfolio
Investment portfolio
March 31, 2020
unaudited
Growth funds 23.37%	Shares	Value (000)
American Funds Insurance Series – Global Growth Fund, Class 1	1,929,599	$52,659
American Funds Insurance Series – International Fund, Class 1	2,258,342	35,546
Total growth funds (cost: $98,411,000)		88,205
Growth-and-income funds 18.62%
American Funds Insurance Series – Global Growth and Income Fund, Class 1	5,918,090	70,248
Total growth-and-income funds (cost: $84,307,000)		70,248
Asset allocation funds 9.32%
American Funds Insurance Series – Asset Allocation Fund, Class 1	1,689,349	35,155
Total asset allocation funds (cost: $38,102,000)		35,155
Equity-income and Balanced funds 23.35%
American Funds Insurance Series – Global Balanced Fund, Class 1	7,436,537	88,123
Total equity-income and balanced funds (cost: $91,183,000)		88,123
Fixed income funds 11.20%
American Funds Insurance Series – Global Bond Fund, Class 1	3,586,654	42,251
Total fixed income funds (cost: $42,541,000)		42,251
Short-term securities 7.44%
Government Cash Management Fund 0.29%[1]	28,082,389	28,082
Total short-term securities (cost: $28,082,000)		28,082
Total investment securities 93.30% (cost: $382,626,000)		352,064
Other assets less liabilities 6.70%		25,286
Net assets 100.00%		$377,350
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 3/31/2020[3] (000)	Unrealized appreciation (depreciation) at 3/31/2020 (000)
5 Year U.S. Treasury Note Futures	Long	1,258	June 2020	$125,800	$157,702	$655
FTSE 100 Index Contracts	Short	170	June 2020	£(2)	(11,778)	(1,228)
Russell 2000 Mini Index Contracts	Short	64	June 2020	$(3)	(3,672)	(42)
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Global Allocation Portfolio — Page 8 of 10

unaudited
Futures contracts  (continued)

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 3/31/2020[3] (000)	Unrealized appreciation (depreciation) at 3/31/2020 (000)
Euro Stoxx 50 Index Contracts	Short	1,169	June 2020	€(12)	$(34,830)	$(4,613)
S&P 500 E-mini Index Contracts	Short	525	June 2020	$(26)	(67,455)	334
Mini MSCI Emerging Market Index Contracts	Short	677	June 2020	(34)	(28,532)	(659)
Nikkei 225 Index Contracts	Short	68	June 2020	¥(68)	(11,871)	(848)
British Pound Currency Contracts	Short	158	June 2020	£(9,875)	(12,300)	75
Euro Currency Contracts	Short	263	June 2020	€(32,875)	(36,325)	450
Japanese Yen Currency Contracts	Short	96	June 2020	¥(1,200,000)	(11,183)	51
						$(5,825)
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the three months ended March 31, 2020, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 3/31/2020 (000)
Growth funds 23.37%
American Funds Insurance Series – Global Growth Fund, Class 1	1,965,772	290,500	326,673	1,929,599	$959	$(11,422)	$—	$52,659
American Funds Insurance Series – International Fund, Class 1	2,030,948	467,915	240,521	2,258,342	(425)	(10,467)	—	35,546
								88,205
Growth-and-income funds 18.62%
American Funds Insurance Series – Global Growth and Income Fund, Class 1	5,374,576	1,521,456	977,942	5,918,090	(465)	(22,584)	—	70,248
Asset allocation funds 9.32%
American Funds Insurance Series – Asset Allocation Fund, Class 1	1,756,934	78,194	145,779	1,689,349	3	(5,712)	—	35,155
Equity-income and Balanced funds 23.35%
American Funds Insurance Series – Global Balanced Fund, Class 1	7,858,698	392,063	814,224	7,436,537	609	(13,915)	—	88,123
Fixed income funds 11.20%
American Funds Insurance Series – Global Bond Fund, Class 1	5,278,411	145,543	1,837,300	3,586,654	(237)	(2,027)	—	42,251
Total 85.86%					$444	$(66,127)	$—	$323,982
[1]	Rate represents the seven-day yield at 3/31/2020.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
Key to symbols
£ = British pounds
€ = Euros
¥ = Japanese yen
$ = U.S. dollars
American Funds Insurance Series — Portfolio Series — American Funds Managed Risk Global Allocation Portfolio — Page 9 of 10

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held by Managed Risk Growth Portfolio, Managed Risk Growth and Income Portfolio and Managed Risk Global Allocation Portfolio was $438,751,000, $325,843,000 and $148,382,000, respectively.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment.
At March 31, 2020, all of the investments held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
INGEFPX-875-0520O-S73210	American Funds Insurance Series — Portfolio Series — Page 10 of 10